LONG-TERM INVESTMENTS, NET - Investments in equity method investees Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity method investments	¥ 1,758,510,000		¥ 360,965,000	¥ 436,344,000	¥ 370,985,000
Equity method investment impairment	61,053,000		0	10,369,000
Allowance from loan receivable	42,600,000
Income from investment	¥ 16,420,000	$ 2,348	¥ 10,192,000	¥ 9,098,000